General and administrative expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
General and administrative expenses
Amortization	$ 1,612,421	$ 1,102,638	$ 4,268,914	$ 3,005,004
Consulting fees	596,410	572,235	1,818,390	1,997,975
Insurance	752,483	510,089	2,258,610	1,464,799
Investor relations	828,685	370,926	1,563,714	789,568
Office expenses	970,156	603,821	2,970,362	1,397,269
Professional fees	2,184,676	1,608,623	5,181,742	4,170,581
Rent	436,352	456,014	1,069,591	1,153,370
Salaries and employee expenses	2,728,199	3,223,394	7,027,747	5,238,224
Share-based compensation expense	1,165,026	603,322	3,491,445	2,896,497
General and administrative expenses	$ 11,274,408	$ 9,051,062	$ 29,650,515	$ 22,113,287